Unaudited Condensed Consolidated Statements of Changes In Shareholders’ Deficit ¥ in Thousands, $ in Thousands		Ordinary shares Class A CNY (¥) shares	Ordinary shares Class B CNY (¥) shares	Additional paid in capital CNY (¥)	Accumulated other comprehensive (loss) income CNY (¥)	Retained earnings (Accumulated deficit) CNY (¥)	CNY (¥)	USD ($)
Balance at Sep. 30, 2023		¥ 1,727	¥ 172	¥ 2,959,235	¥ 25,422	¥ (3,629,980)	¥ (643,424)
Balance (in Shares) at Sep. 30, 2023 | shares	[1]	25,878,920	2,500,000
Disposal of subsidiaries					33,070		33,070
Share-based compensation				1,531			1,531
Net income (loss)						387,426	387,426
Foreign currency translation adjustments					(3,212)		(3,212)
Balance at Mar. 31, 2024		¥ 1,727	¥ 172	2,960,766	55,280	(3,242,554)	(224,609)
Balance (in Shares) at Mar. 31, 2024 | shares	[1]	25,878,920	2,500,000
Balance at Sep. 30, 2024		¥ 52,555	¥ 4,623	3,137,002	106,048	(3,856,801)	(556,573)
Balance (in Shares) at Sep. 30, 2024 | shares	[1]	731,178,920	63,927,890
Issuance of Class A shares		¥ 122,308		(59,854)	(646)		61,808
Issuance of Class A shares (in Shares) | shares	[1]	1,668,000,000
Share-based compensation
Net income (loss)						(677,712)	(677,712)	$ (93,391)
Foreign currency translation adjustments					(42,154)		(42,154)
Balance at Mar. 31, 2025		¥ 174,863	¥ 4,623	¥ 3,077,148	¥ 63,248	¥ (4,534,513)	¥ (1,214,631)	$ (167,381)
Balance (in Shares) at Mar. 31, 2025 | shares	[1]	2,399,178,920	63,927,890

[1]	Retroactively restated to give effect to a share consolidation at a ratio of one hundred thousandth to one (100,000:1) ordinary shares effective on January 24, 2025 (Note 1).